United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-03131

                     AllianceBernstein Technology Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: July 31, 2003

                     Date of reporting period: July 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


[LOGO] AllianceBernstein(SM)
       Investment Research and Management

        AllianceBernstein Technology Fund
--------------------------------------------------------------------------------
Specialty Equity                        Annual Report--July 31, 2003
--------------------------------------------------------------------------------

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commision's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

September 30, 2003

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Technology Fund (the "Fund") for the annual reporting period ended July 31, 2003.

Investment Objective and Policies

This open-end fund emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Fund invests primarily in securities of companies expected to benefit from technological advances and improvements. The Fund normally will have substantially all of its assets invested in equity securities, but it also invests in debt securities offering appreciation potential. The Fund may invest in listed and unlisted U.S. and foreign securities and has the flexibility to invest both in well-known, established companies and in new, unseasoned companies. The Fund's policy is to invest in any company and industry and in any type of security with potential for capital appreciation.

Investment Results

The following table provides performance results for the Fund for the six- and 12-month periods ended July 31, 2003. We have also included performance for the Fund's benchmark, the Goldman Sachs Technology Index, which is a modified capitalization-weighted index of over 200 technology stocks. Also included is the performance of the NASDAQ Composite Index, which measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market, and the Lipper Science and Technology Fund Index (the "Lipper Index"), a performance index of the largest qualifying funds that have a science and technology investment objective.

INVESTMENT RESULTS*
Periods Ended July 31, 2003

                                                         --------------------
                                                               Returns
                                                         --------------------
                                                         6 Months   12 Months
-----------------------------------------------------------------------------
AllianceBernstein Technology Fund
   Class A                                                 24.88%      14.40%
-----------------------------------------------------------------------------
   Class B                                                 24.40%      13.49%
-----------------------------------------------------------------------------
   Class C                                                 24.43%      13.52%
-----------------------------------------------------------------------------
NASDAQ Composite Index                                     31.35%      30.62%
-----------------------------------------------------------------------------
Goldman Sachs Technology Index                             29.97%      27.77%
-----------------------------------------------------------------------------
Lipper Science & Technology Fund Index                     29.82%      25.79%
-----------------------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of July 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Returns for Advisor Class shares will vary due to different expenses associated with this class. Past performance is no guarantee of future results.

      The Goldman Sachs Technology Index measures the performance of over 200 U.S.-based technology companies. The unmanaged NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock


--------------------------------------------------------------------------------
                                           ALLIANCEBERNSTEIN TECHNOLOGY FUND o 1

      Market. The Index is market-value weighted and includes over 5,000 companies. The unmanaged Lipper Science and Technology Fund Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the largest qualifying funds that have a science and technology investment objective. (According to Lipper, this investment objective includes those funds that invest at least 65% of their equity portfolios in science and technology stocks.) These funds have generally similar investment objectives to the Fund, although investment policies for the various funds may differ. All comparative indices reflect no fees or expenses. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Technology Fund.

      Additional investment results appear on page 5.

For the six- and 12-month periods ended July 31, 2003, the Fund underperformed the Goldman Sachs Technology Index, the NASDAQ Composite Index and the Lipper Index. While the Fund's focus on quality stocks and risk control has served it well during the difficult past two years, the Fund's positive absolute return underperformed the broader indices during the reporting periods, as autumn and spring rallies favored the lower quality, lower priced names that the Fund typically does not own. From a sector point of view, the Fund benefited from large positions in semiconductors, software, communications equipment and the Internet. While all sectors saw positive absolute performance, the Fund's relative performance for the period under review was hurt by a low exposure to computer hardware and a large exposure to computer services.

Market Review and Investment Strategy

During the reporting period, we continued to reduce the Fund's positions in the computer services area in order to increase the Fund's exposure to unit growth driven companies in computer hardware, storage and communications equipment. Within the semiconductor sector, we increased the Fund's positions in companies exposed to portable computing and wireless communications.

As a diversified technology portfolio, the Fund continued to hold positions in companies benefiting from several important trends, specifically, the PC upgrade cycle, the build-out of broad-band networks, the growth of the Internet and the growing importance of Asia as an end-market.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN TECHNOLOGY FUND

                                                              Performance Update
--------------------------------------------------------------------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN TECHNOLOGY FUND
GROWTH OF A $10,000 INVESTMENT
7/31/93 TO 7/31/03

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                               AllianceBernstein
                            Technology Fund Class A       NASDAQ Composite Index

     7/31/93                           9575                          10000
     7/31/94                          10849                          10248
     7/31/95                          21445                          14208
     7/31/96                          20115                          15334
     7/31/97                          29672                          22617
     7/31/98                          33468                          26570
     7/31/99                          47941                          37441
     7/31/00                          77721                          53455
     7/31/01                          43065                          28766
     7/31/02                          24898                          18849
     7/31/03                          28482                          24621

AllianceBernstein Technology Fund Class A: $28,482

NASDAQ Composite Index: $24,621

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Technology Fund Class A shares (from 7/31/93 to 7/31/03) as compared to the performance of an appropriate broad-based index. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged NASDAQ Composite Index measures all NASDAQ domestic non-U.S. based common stocks listed on the NASDAQ Stock Market. The Index is market-value weighted and includes over 5,000 companies.

When comparing AllianceBernstein Technology Fund to the index shown above, you should note that no charges or expenses are reflected in the performance of the index. An investor cannot invest directly in an index and its results are not indicative of any specific investment, including AllianceBernstein Technology Fund.


-------------------------------------------------------------------------------
                                           ALLIANCEBERNSTEIN TECHNOLOGY FUND o 3

Portfolio Summary
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY
July 31, 2003

INCEPTION DATES         PORTFOLIO STATISTICS

Class A Shares          Net Assets ($mil): $3,129.9
3/1/82
Class B Shares
5/3/93
Class C Shares
5/3/93

SECTOR BREAKDOWN
Technology

  23.5% Computer Software
  20.4% Semi-Conductor Components
  10.3% Communication Equipment
  10.1% Computer Hardware/Storage
   9.4% Computer Services                       [PIE CHART OMITTED]
   5.7% Contract Manufacturing
   3.8% Semi-Conductor Capital Equipment
   3.0% Internet Infrastructure
   2.9% Internet Media
   0.6% Other

Consumer Services

   5.1% Broadcasting & Cable
   2.4% Cellular Communications

Capital Goods

   1.3% Electric Equipment
   1.5% Short-Term


All data as of July 31, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time. "Other" sector weightings represent less than 1.0% weightings in Computer Peripherals and Networking Software.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN TECHNOLOGY FUND

                                                              Investment Results
--------------------------------------------------------------------------------

INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2003

Class A Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
                    1 Year                14.40%                     9.53%
                   5 Years                -3.18%                    -4.01%
                  10 Years                11.52%                    11.03%

Class B Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
                    1 Year                13.49%                     9.49%
                   5 Years                -3.90%                    -3.90%
                  10 Years(a)             10.89%                    10.89%

Class C Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
                    1 Year                13.52%                    12.52%
                   5 Years                -3.89%                    -3.89%
                  10 Years                10.72%                    10.72%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2003)

                                 Class A           Class B            Class C
--------------------------------------------------------------------------------
                     1 Year      -9.68%            -10.17%            -7.35%
                    5 Years      -5.04%             -4.93%            -4.92%
                   10 Years       9.86%              9.72%(a)          9.56%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Many equity stocks, and technology stocks in particular, have experienced significant gains in recent years. There is no assurance that these gains will continue. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall stock market.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Inception date: 3/1/82, Class A; 5/3/93, Class B and Class C.

(a) Assumes Conversion of Class B shares into Class A shares after eight years.


--------------------------------------------------------------------------------
                                           ALLIANCEBERNSTEIN TECHNOLOGY FUND o 5

Ten Largest Holdings
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS
July 31, 2003

                                                                      Percent of
Company                                                       Value   Net Assets
--------------------------------------------------------------------------------
Microsoft Corp.                                      $  175,330,320         5.6%
--------------------------------------------------------------------------------
Dell, Inc.                                              171,517,084         5.5
--------------------------------------------------------------------------------
Intel Corp.                                             150,850,195         4.8
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                     118,085,264         3.8
--------------------------------------------------------------------------------
First Data Corp.                                         99,406,976         3.2
--------------------------------------------------------------------------------
eBay, Inc.                                               92,133,040         3.0
--------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.
   (GDR) (South Korea)                                   91,999,328         2.9
--------------------------------------------------------------------------------
Electronic Arts, Inc.                                    91,245,000         2.9
--------------------------------------------------------------------------------
Juniper Networks, Inc.                                   88,471,773         2.8
--------------------------------------------------------------------------------
Viacom, Inc. Cl.B                                        79,650,304         2.5
--------------------------------------------------------------------------------
                                                     $1,158,689,284        37.0%


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN TECHNOLOGY FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
July 31, 2003

Company                                                  Shares            Value
--------------------------------------------------------------------------------

COMMON STOCKS & OTHER
   INVESTMENTS-98.4%

Technology-89.6%
Communication Equipment-10.3%
ADC Telecommunications, Inc.(a) .................       100,000   $      218,000
Alcatel, SA (France)(a) .........................     5,708,100       57,189,159
Cisco Systems, Inc.(a) ..........................     6,049,450      118,085,264
Juniper Networks, Inc.(a) .......................     6,131,100       88,471,773
Lucent Technologies, Inc.(a) ....................       120,000          211,200
Nokia Corp. (ADR) (Finland) .....................     2,057,850       31,485,105
QUALCOMM, Inc. ..................................       683,450       25,602,037
                                                                  --------------
                                                                     321,262,538
                                                                  --------------
Computer Hardware/Storage-10.1%
Avocent Corp.(a) ................................     1,973,900       52,861,042
Dell, Inc.(a) ...................................     5,092,550      171,517,084
EMC Corp.(a) ....................................        20,000          212,800
International Business Machines Corp. ...........        10,000          812,500
Lexmark International, Inc.(a) ..................       323,800       20,778,246
Seagate Technology (Cayman Islands)(a) ..........     3,170,400       69,114,720
Sun Microsystems, Inc.(a) .......................        60,000          224,400
Tech Data Corp.(a) ..............................        20,000          626,000
                                                                  --------------
                                                                     316,146,792
                                                                  --------------
Computer Peripherals-0.6%
Network Appliance, Inc.(a) ......................     1,074,700       17,173,706
                                                                  --------------
Computer Services-9.4%
Affiliated Computer Services, Inc. Cl.A(a) ......       721,600       35,755,280
Computer Sciences Corp.(a) ......................     1,741,250       70,642,513
DST Systems, Inc.(a) ............................       601,300       22,103,788
Electronic Data Systems Corp. ...................        10,000          222,700
Exult, Inc.(a) ..................................     2,190,500       21,423,090
First Data Corp. ................................     2,632,600       99,406,976
Fiserv, Inc.(a) .................................       940,450       36,715,168
Hewitt Associates, Inc. Cl.A(a) .................       357,900        9,240,978
                                                                  --------------
                                                                     295,510,493
                                                                  --------------
Computer Software-23.5%
Adaptec, Inc.(a) ................................        40,000          270,800
Amdocs, Ltd. (Channel Islands)(a) ...............       626,800       12,774,184
BEA Systems, Inc.(a) ............................     2,088,850       27,572,820
Check Point Software Technologies, Ltd.
   (Israel)(a) ..................................        20,000          355,800
Cognos, Inc. (Canada)(a) ........................     1,246,600       33,732,996
Compuware Corp.(a) ..............................        60,000          309,000
Documentum, Inc.(a) .............................       775,300       13,296,395
Electronic Arts, Inc.(a) ........................     1,086,250       91,245,000
Intuit, Inc.(a) .................................     1,074,000       46,203,480
Macrovision Corp.(a) ............................     1,689,350       39,699,725
Mercury Interactive Corp.(a) ....................       980,700       38,600,352


--------------------------------------------------------------------------------
                                           ALLIANCEBERNSTEIN TECHNOLOGY FUND o 7

Portfolio of Investments
--------------------------------------------------------------------------------


Company                                                  Shares            Value
--------------------------------------------------------------------------------

Microsoft Corp. .................................     6,641,300   $  175,330,320
Oracle Corp.(a) .................................     5,061,450       60,737,400
SAP AG (ADR) (Germany) ..........................     1,988,000       58,347,800
Symantec Corp.(a) ...............................       824,550       38,564,203
Synopsys, Inc.(a) ...............................       348,600       21,790,986
VERITAS Software Corp.(a) .......................     2,496,600       76,895,280
                                                                  --------------
                                                                     735,726,541
                                                                  --------------
Contract Manufacturing-5.7%
Asustek Computer Deutsche Bank warrants,
   expiring 4/18/05 (Taiwan)(a)(b) ..............    11,163,100       35,967,508
Celestica, Inc. (Canada)(a) .....................     1,314,500       20,151,285
Flextronics International, Ltd. (Singapore)(a) ..     4,042,750       44,470,250
Sanmina Corp.(a) ................................     9,627,300       76,440,762
Solectron Corp.(a) ..............................       100,000          511,000
                                                                  --------------
                                                                     177,540,805
                                                                  --------------
Internet Infrastructure-3.0%
eBay, Inc.(a) ...................................       859,450       92,133,040
iPass, Inc.(a) ..................................        14,500          263,900
                                                                  --------------
                                                                      92,396,940
                                                                  --------------
Internet Media-2.9%
InterActiveCorp.(a) .............................     1,578,000       63,861,660
Yahoo!, Inc.(a) .................................       908,000       28,266,040
                                                                  --------------
                                                                      92,127,700
                                                                  --------------
Networking Software-0.0%
NETGEAR, Inc.(a) ................................        20,200          356,954
                                                                  --------------
Semi-Conductor Capital Equipment-3.7%
Applied Materials, Inc.(a) ......................     3,750,400       73,132,800
ASM Lithography Holding N.V. (Netherlands)(a) ...        20,000          258,800
KLA-Tencor Corp.(a) .............................       849,450       43,874,093
                                                                  --------------
                                                                     117,265,693
                                                                  --------------
Semi-Conductor Components-20.4%
Agere Systems, Inc. Cl.A(a) .....................    13,268,893       37,285,589
Altera Corp.(a) .................................     2,988,050       57,490,082
Avnet, Inc.(a) ..................................        15,000          216,000
Intel Corp. .....................................     6,046,100      150,850,195
Intersil Holding Corp. Cl.A(a) ..................     1,218,900       30,058,074
Linear Technology Corp. .........................     1,666,900       61,475,272
Marvell Technology Group, Ltd. (Bermuda)(a) .....     2,240,350       78,770,706
Maxim Integrated Products, Inc. .................       592,350       23,149,038
Samsung Electronics Co., Ltd. (GDR)
   (South Korea)(b) .............................       521,982       91,999,328
STMicroelectronics N.V. (Netherlands) ...........        30,000          641,700
Taiwan Semiconductor Manufacturing Co., Ltd.
   ABN Amro Bank warrants,
   expiring 1/09/04 (Taiwan)(a)(b) ..............    39,477,780       67,151,704
Taiwan Semiconductor Manufacturing Co., Ltd.
   (ADR) (Taiwan) ...............................        75,600          756,000


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN TECHNOLOGY FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Shares or
                                                      Principal
                                                         Amount
Company                                                   (000)            Value
--------------------------------------------------------------------------------

Taiwan Semiconductor Manufacturing Co., Ltd.
   Merril Lynch International & Co. warrants,
   expiring 11/21/05 (Taiwan)(a) ................     4,100,000   $    7,572,700
Texas Instruments, Inc. .........................     1,645,200       31,044,924
                                                                  --------------
                                                                     638,461,312
                                                                  --------------
                                                                   2,803,969,474
                                                                  --------------
Consumer Services-7.5%
Broadcasting & Cable-5.1%
Comcast Corp. Cl.A(a) ...........................     1,122,785       34,042,841
Comcast Corp. Spec. Cl.A(a) .....................       514,400       15,071,920
EchoStar Communications Corp. Cl.A(a) ...........       862,900       31,297,383
Viacom, Inc. Cl.B(a) ............................     1,830,200       79,650,304
                                                                  --------------
                                                                     160,062,448
                                                                  --------------
Cellular Communications-2.4%
Sprint Corp. (PCS Group) Cl.A(a) ................     2,738,900       16,844,235
Vodafone Group Plc (ADR) (United Kingdom) .......     2,985,973       56,673,768
                                                                  --------------
                                                                      73,518,003
                                                                  --------------
                                                                     233,580,451
                                                                  --------------
Capital Goods-1.3%
Electrical Equipment-1.3%
Hon Hai Precision Industry Co., Ltd. Salomon
   Smith Barney warrants,
   expiring 1/15/04 (Taiwan)(a) .................     9,065,100       41,645,069
                                                                  --------------
Total Common Stocks & Other Investments
   (cost $2,351,447,428) ........................                  3,079,194,994
                                                                  --------------
SHORT-TERM INVESTMENT-1.5%
Time Deposit-1.5%
State Street Euro Dollar
   0.50%, 8/01/03
   (cost $47,327,000) ...........................   $    47,327       47,327,000
                                                                  --------------
Total Investments*-99.9%
   (cost $2,398,774,428) ........................                  3,126,521,994
Other assets less liabilities-0.1% ..............                      3,402,258
                                                                  --------------
Net Assets-100% .................................                 $3,129,924,252
                                                                  ==============


--------------------------------------------------------------------------------
                                           ALLIANCEBERNSTEIN TECHNOLOGY FUND o 9

Portfolio of Investments
--------------------------------------------------------------------------------

* SECURITIES LENDING INFORMATION

The Fund participates in a securities lending arrangement (see Note E) in which cash collateral is invested by the lending agent. Such investments, representing 28.4% of net assets, were as follows as of July 31, 2003:

                                                            Principal
                                               Current       Amount
Short-Term Investments                          Yield         (000)          Value
===================================         =============   =========    ============
American International Group, 5/10/04               1.25%   $  13,000    $ 13,516,172
Assoc. Corp., 10/15/03 - 11/01/03           1.28% - 1.30%       6,000       6,138,001
AWB, 8/13/03                                        0.00%      25,000      24,990,250
CC USA, 6/14/04 - 7/07/04                           1.06%     125,000     124,997,500
Chase Manhattan Corp., 4/15/04                      1.14%      10,592      11,106,518
Citigroup, 2/16/04                                  1.59%      11,195      11,954,973
Concord, 8/06/03                                    1.15%     100,000      99,977,639
Core State Cap., 10/15/03                           1.35%       1,000       1,023,254
Deutsche Bank, 8/01/03                              1.34%      50,000      50,000,000
Federal Home Loan Bank, 3/05/04                     1.40%      50,000      50,093,333
Federal Home Loan Mortgage Corp.,
   8/10/04 - 5/05/05                        1.14% - 2.00%     159,800     159,800,000
Federal National Mortgage Association,
   6/09/05                                          1.24%      15,000      15,131,718
General Electric, 3/25/04 - 4/23/04         1.11% - 1.40%      38,012      39,298,893
Household Finance, 9/12/03 - 3/11/04        1.25% - 2.83%      49,565      50,132,366
HSBC, 12/01/03                                      1.39%       4,500       4,741,150
Morgan Stanley, 9/10/03                             1.14%      50,000      50,000,000
National Westminister Bancorp, 11/15/03             1.38%       3,000       3,253,755
Sigma Finance, 3/29/04                              1.07%      25,000      24,998,750
Travelers, 2/05/04                                  1.37%      50,000      50,059,681
Wells Fargo, 8/15/03                        1.26% - 1.90%      47,500      48,448,968
ZCM Matched Funding Group, 8/25/03                  1.05%      50,000      49,954,792
                                                                         ------------
                                                                          889,617,713
                                                                         ------------

                                                             Shares
                                                           ==========
UBS Private Money Market Fund, LLC                  1.02%      61,659          61,659
                                                                        -------------
   Total Short-Term Investments                                         $ 889,679,372
                                                                        -------------

(a)   Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2003, the aggregate market value of these securities amounted to $202,691,240 representing 6.5% of net assets.

      Glossary of Terms:

      ADR - American Depositary Receipt

      GDR - Global Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN TECHNOLOGY FUND

                                               Statement of Assets & Liabilities
--------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
July 31, 2003

Assets
Investments in securities, at value (cost $2,398,774,428)    $ 3,126,521,994(a)
Cash .....................................................               905
Collateral held for securities loaned ....................       889,679,372
Receivable for investment securities sold ................        18,047,280
Receivable for capital stock sold ........................        12,650,520
Dividends and interest receivable ........................           704,587
                                                             ---------------
Total assets .............................................     4,047,604,658
                                                             ---------------
Liabilities
Payable for collateral received on securities loaned .....       889,679,372
Payable for capital stock redeemed .......................        15,928,105
Advisory fee payable .....................................         5,188,266
Distribution fee payable .................................           480,750
Payable for investment securities purchased ..............           282,800
Accrued expenses and other liabilities ...................         6,121,113
                                                             ---------------
Total liabilities ........................................       917,680,406
                                                             ---------------
Net Assets ...............................................   $ 3,129,924,252
                                                             ===============
Composition of Net Assets
Capital stock, at par ....................................   $       694,685
Additional paid-in capital ...............................     6,078,618,730
Accumulated net realized loss on investment and
   foreign currency transactions .........................    (3,677,136,729)
                                                             ---------------
Net unrealized appreciation of investments ...............       727,747,566
                                                             ---------------
                                                             $ 3,129,924,252
                                                             ===============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($1,186,487,837 / 25,008,299 shares of
   capital stock issued and outstanding) .................            $47.44
Sales charge--4.25% of public offering price .............              2.11
                                                                      ------
Maximum offering price ...................................            $49.55
                                                                      ======
Class B Shares
Net asset value and offering price per share
   ($1,453,453,322 / 33,418,123 shares of
   capital stock issued and outstanding) .................            $43.49
                                                                      ======
Class C Shares
Net asset value and offering price per share
   ($396,472,194 / 9,114,077 shares of
   capital stock issued and outstanding) .................            $43.50
                                                                      ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($93,510,899 / 1,927,971 shares of capital stock
   issued and outstanding) ...............................            $48.50
                                                                      ======

(a)   Includes securities on loan with a value of $862,070,400 (see Note E).

      See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN TECHNOLOGY FUND o 11

Statement of Operations
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                             December 1, 2002       Year Ended
                                                    to             November 30,
                                              July 31, 2003*           2002
                                              =============      ===============
Investment Income
Dividends (net of foreign taxes withheld
   of $387,908) ...........................   $   4,011,780      $     3,761,099
Interest ..................................       1,513,355            5,453,168
                                              -------------      ---------------
                                                  5,525,135            9,214,267
Expenses
Advisory fee ..............................      19,546,887           39,370,245
Distribution fee--Class A .................       2,120,844            4,482,237
Distribution fee--Class B .................       9,020,084           21,774,762
Distribution fee--Class C .................       2,413,234            5,788,653
Transfer agency ...........................      12,958,436           24,519,883(a)
Printing ..................................       4,305,669            3,715,211
Custodian .................................         360,547              548,600
Audit and legal ...........................         160,080              157,723
Registration ..............................         128,506               86,827
Administrative ............................          97,000              145,000
Directors' fees ...........................          87,000              106,000
Miscellaneous .............................         151,596              159,495
                                              -------------      ---------------
Total expenses ............................      51,349,883          100,854,636
Less: expense offset arrangement
   (see Note B) ...........................          (4,235)             (63,714)(a)
                                              -------------      ---------------
Net expenses ..............................      51,345,648          100,790,922
                                              -------------      ---------------
Net investment loss .......................     (45,820,513)         (91,576,655)
                                              -------------      ---------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions ................    (156,291,957)      (1,900,608,287)
   Purchased options ......................              -0-           4,786,639
   Foreign currency transactions ..........        (314,309)                  -0-
Net change in unrealized
   appreciation/depreciation
   of investments .........................     448,104,681           33,057,117
                                              -------------      ---------------
Net gain (loss) on investment
   and foreign currency transactions ......     291,498,415       (1,862,764,531)
                                              -------------      ---------------
Net Increase (Decrease) in Net Assets
   from Operations ........................   $ 245,677,902      $(1,954,341,186)
                                              =============      ===============

*     The Fund changed its fiscal year end from November 30 to July 31.

(a) Amounts have been reclassified to conform to the current period's presentation.

      See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN TECHNOLOGY FUND

                                              Statement of Changes in Net Assets
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                   December 1,       Year Ended       Year Ended
                                     2002 to        November 30,     November 30,
                                  July 31, 2003*        2002             2001
                                  ==============   ==============   ==============
Increase (Decrease)
in Net Assets from
Operations
Net investment loss ...........   $  (45,820,513)  $  (91,576,655)  $ (112,655,040)
Net realized loss on
   investment and foreign
   currency transactions ......     (156,606,266)  (1,895,821,648)  (1,584,178,750)
Net change in unrealized
   appreciation/depreciation
   of investments .............      448,104,681       33,057,117     (571,500,103)
                                  --------------   --------------   --------------
Net increase (decrease)
   in net assets from
   operations .................      245,677,902   (1,954,341,186)  (2,268,333,893)
Distributions to
Shareholders from
Net realized gain on
   investment transactions
   Class A ....................               -0-              -0-   (160,639,037)
   Class B ....................               -0-              -0-    (306,607,828)
   Class C ....................               -0-              -0-     (81,314,221)
   Advisor Class ..............               -0-              -0-     (17,326,175)
Distributions in excess
   of net realized gain on
   investment transactions
   Class A ....................               -0-              -0-     (11,905,786)
   Class B ....................               -0-              -0-     (22,724,283)
   Class C ....................               -0-              -0-      (6,026,615)
   Advisor Class ..............               -0-              -0-      (1,284,132)
Capital Stock
Transactions
Net increase (decrease) .......     (245,308,289)  (1,002,096,652)      68,030,329
                                  --------------   --------------   --------------
Total increase (decrease) .....          369,613   (2,956,437,838)  (2,808,131,641)
Net Assets
Beginning of period ...........    3,129,554,639    6,085,992,477    8,894,124,118
                                  --------------   --------------   --------------
End of period .................   $3,129,924,252   $3,129,554,639   $6,085,992,477
                                  ==============   ==============   ==============

*     The Fund changed its fiscal year end from November 30 to July 31.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN TECHNOLOGY FUND o 13

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
July 31, 2003

NOTE A

Significant Accounting Policies

AllianceBernstein Technology Fund, Inc. (the "Fund"), formerly Alliance Technology Fund, Inc. is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers
Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN TECHNOLOGY FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN TECHNOLOGY FUND o 15

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Ad visor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Change of Fiscal Year End

The Fund changed its fiscal year end from November 30 to July 31. Accordingly, the statement of operations, the statement of changes in net assets and financial highlights reflect the period from December 1, 2002 to July 31, 2003.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), a quarterly advisory fee equal to the following percentages of the value of the Fund's aggregate net assets at the close


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN TECHNOLOGY FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

of business on the last business day of the previous quarter: .25 of 1.00% of the first $10 billion, .25 of .975% of the next $2.5 billion, .25 of .95% of the next $2.5 billion, .25 of .925% of the next $2.5 billion, .25 of .90% of the next $2.5 billion, .25 of .875% of the next $2.5 billion and .25 of .85% of the net assets in excess of $22.5 billion. Such fee is accrued daily and paid quarterly.

Pursuant to the advisory agreement, the Fund paid $97,000 and $145,000, respectively, to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the period ended July 31, 2003 and the year ended November 30, 2002.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $7,612,290 and $13,088,612, respectively, for the period ended July 31, 2003 and the year ended November 30, 2002.

For the period ended July 31, 2003 and the year ended November 30, 2002, the Fund's expenses were reduced by $4,235 and $63,714, respectively, under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $45,929 and $93,498 from the sales of Class A shares and received $27,988 and $63,740, $2,344,602 and $4,715,275 and $31,601 and $83,867, respectively, in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the period ended July 31, 2003 and the year ended November 30, 2002.

Brokerage commissions paid on investment transactions for the period ended July 31, 2003 and the year ended November 30, 2002 amounted to $13,639,069 and $19,591,966, respectively, of which $485,474 and $827,664, respectively, were paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to both


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN TECHNOLOGY FUND o 17

Notes to Financial Statements
--------------------------------------------------------------------------------

Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $88,476,540 and $6,931,853 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended July 31, 2003, were as follows:

                                                Purchases            Sales
                                             ===============    ===============

Investment securities (excluding
   U.S. government securities) .........     $ 3,511,547,136    $ 3,768,585,282
U.S. government securities .............                  -0-                -0-

At July 31, 2003, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost                                                            $ 2,801,982,985
                                                                ===============

Gross unrealized appreciation .......................           $   780,348,428
Gross unrealized depreciation .......................              (455,809,419)
                                                                ---------------
Net unrealized appreciation .........................           $   324,539,009
                                                                ===============

Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN TECHNOLOGY FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with AG Edwards & Sons, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund earns fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in accordance with the investment restrictions of the Fund in one or more of the following investments: U.S. government or U.S. government agency obligations, bank obligations, corporate debt obligations, asset-backed securities, investment funds, structured products, repurchase agreements and an eligible money market fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of July 31, 2003, the Fund had loaned securities with a value of $862,070,400 and received cash collateral which was invested in short-term securities valued at $889,679,372 as included in the footnotes to the accompanying portfolio of investments. For the period ended July 31, 2003, the Fund earned fee income of $1,057,736 which is included in interest income in the accompanying statement of operations.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN TECHNOLOGY FUND o 19

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE F

Capital Stock

There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                    ---------------------------------------------------
                                                          Shares
                                    ---------------------------------------------------
                                    December 1, 2002       Year Ended       Year Ended
                                         to July 31,     November 30,     November 30,
                                             2003(a)             2002             2001
                                    --------------------------------------------------
Class A
Shares sold                            74,462,637         241,078,290      114,657,376
--------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                            -0-                 -0-       1,731,409
--------------------------------------------------------------------------------------
Shares converted from Class B           1,034,592             900,354          397,548
--------------------------------------------------------------------------------------
Shares redeemed                       (75,715,354)       (245,484,494)    (115,866,069)
--------------------------------------------------------------------------------------
Net increase (decrease)                  (218,125)         (3,505,850)         920,264
======================================================================================

Class B
Shares sold                             1,670,161           3,483,088        6,975,289
--------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                            -0-                 -0-       3,510,950
--------------------------------------------------------------------------------------
Shares converted to Class A            (1,126,550)           (963,780)        (426,323)
--------------------------------------------------------------------------------------
Shares redeemed                        (5,542,690)        (13,771,576)     (12,871,990)
--------------------------------------------------------------------------------------
Net decrease                           (4,999,079)        (11,252,268)      (2,812,074)
======================================================================================

Class C
Shares sold                             1,677,962           4,504,111        7,149,199
--------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                            -0-                 -0-         942,855
--------------------------------------------------------------------------------------
Shares redeemed                        (2,812,996)         (7,675,024)      (8,662,332)
--------------------------------------------------------------------------------------
Net decrease                           (1,135,034)         (3,170,913)        (570,278)
======================================================================================

Advisor Class
Shares sold                               565,245             934,323        1,679,134
--------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                            -0-                 -0-         188,377
--------------------------------------------------------------------------------------
Shares redeemed                          (508,743)         (2,451,696)      (1,469,384)
--------------------------------------------------------------------------------------
Net increase (decrease)                    56,502          (1,517,373)         398,127
======================================================================================

(a)   The Fund changed its fiscal year end from November 30 to July 31.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN TECHNOLOGY FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

                                -----------------------------------------------------------
                                                         Amount
                                -----------------------------------------------------------
                                December 1, 2002             Year Ended          Year Ended
                                     to July 31,           November 30,        November 30,
                                         2003(a)                   2002                2001
                                -----------------------------------------------------------
Class A
Shares sold                     $  2,939,404,972       $ 12,214,506,149    $  8,391,474,868
-------------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                           -0-                    -0-        160,731,393
-------------------------------------------------------------------------------------------
Shares converted from Class B         43,501,551             44,799,543          27,497,702
-------------------------------------------------------------------------------------------
Shares redeemed                   (3,001,651,818)       (12,505,261,596)     (8,463,612,395)
-------------------------------------------------------------------------------------------
Net increase (decrease)         $    (18,745,295)      $   (245,955,904)   $    116,091,568
===========================================================================================

Class B
Shares sold                     $     63,313,428       $    173,936,751    $    517,657,257
-------------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                           -0-                    -0-        304,919,477
-------------------------------------------------------------------------------------------
Shares converted to Class A          (43,501,551)           (44,799,543)        (27,497,702)
-------------------------------------------------------------------------------------------
Shares redeemed                     (206,573,042)          (647,747,503)       (878,975,463)
-------------------------------------------------------------------------------------------
Net decrease                    $   (186,761,165)      $   (518,610,295)   $    (83,896,431)
===========================================================================================

Class C
Shares sold                     $     61,825,025       $    222,615,217    $    532,668,338
-------------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                           -0-                    -0-         81,844,636
-------------------------------------------------------------------------------------------
Shares redeemed                     (104,090,061)          (374,107,034)       (620,382,154)
-------------------------------------------------------------------------------------------
Net decrease                    $    (42,265,036)      $   (151,491,817)   $     (5,869,180)
===========================================================================================

Advisor Class
Shares sold                     $     23,824,296       $     53,921,257    $    136,048,692
-------------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                           -0-                    -0-         17,726,534
-------------------------------------------------------------------------------------------
Shares redeemed                      (21,361,089)          (139,959,893)       (112,070,854)
-------------------------------------------------------------------------------------------
Net increase (decrease)         $      2,463,207       $    (86,038,636)   $     41,704,372
===========================================================================================

(a)   The Fund changed its fiscal year end from November 30 to July 31.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the period ended July 31, 2003.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN TECHNOLOGY FUND o 21

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended July 31, 2003, November 30, 2002 and November 30, 2001 were as follows:

                                          2003           2002          2001
                                       =========      =========   ============
Distributions paid from:
   Net long term
     capital gains ...............     $      -0-     $      -0-  $607,828,077
                                       ---------      ---------   ------------
Total taxable
   distributions .................            -0-            -0-   607,828,077
                                       ---------      ---------   ------------
Total distributions paid .........     $      -0-     $      -0-  $607,828,077
                                       ---------      ---------   ------------

As of July 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ................        $(3,273,928,172)(a)
Unrealized appreciation/(depreciation) ..............            324,539,009(b)
                                                             ---------------
Total accumulated earnings/(deficit) ................        $(2,949,389,163)
                                                             ===============

(a) On July 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $3,273,928,172, of which $1,492,308,784 expires in the year 2009, $1,330,398,762 expires in the year 2010, and $451,220,626 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year, permanent differences primarily due to net investment loss, and the tax treatment of foreign currency gains and losses, resulted in a net decrease in accumulated net investment loss and a decrease in accumulated net realized loss on investments and a decrease in additional paid-in capital. This reclassification had no effect on net assets.


NOTE I
Subsequent Events
Alliance Capital Management L.P., ("Alliance Capital") the Fund's Adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and
 the United States Securities and Exchange Commission ("SEC") in connection with their investigation of practices in the mutual fund industry identified as
"market timing" and "late trading" of mutual fund shares. Alliance Capital has been providing full cooperation with respect to these investigations.

Based on the preliminary results of its own ongoing internal investigation concerning mutual fund transactions, Alliance Capital has identified conflicts of interest in connection with certain market timing transactions. In this regard, Alliance Capital has suspended two of its employees, one of whom was the portfolio manager of the Fund and the other of whom had been an executive involved in selling Alliance Capital's hedge fund products. Alliance Capital


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN TECHNOLOGY FUND
continues to review the facts and circumstances relevant to the SEC's and NYAG's investigations, including whether third parties may have engaged in illegal late trading in the Funds and whether any of its employees knowingly facilitated such late trading. Consistent with the best interests of the Fund and its shareholders, Alliance Capital intends to vigorously pursue its rights, and the rights of the Fund and its shareholders, if it is determined that such trading occurred. At the present time, management of Alliance Capital is unable to estimate the impact, if any, that the outcome of these investigations may have on the Fund or Alliance Capital's results of operations or financial condition.

Alliance Capital also announced that its Board of Directors authorized a special committee, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, to direct and oversee a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

On October 2, 2003, a class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint"), was filed in federal district court in the Southern District of New York against Alliance Capital Management Holding L.P.; Alliance Capital ; Alliance Capital Management Corporation (collectively, the "Alliance Capital defendants"); certain of the AllianceBernstein Mutual funds, including the Fund, AXA Financial, Inc.; Gerald Malone; Charles Schaffran; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management LLC; Canary Capital Partners, Ltd.; and other unnamed defendants. The action, which is brought on behalf of a putative class of all persons who purchased shares in one or more of the defendant mutual funds between October 2, 1998 and September 29, 2003, alleges violations of the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Advisors Act of 1940. The principal allegations of the Hindo Complaint are that the Alliance Capital defendants entered into agreements under which certain named and unnamed parties were permitted to engage in late trading and market timing transactions in the defendant funds. According to the Complaint, these agreements were fraudulent and a breach of fiduciary duty to fund shareholders. In addition, plaintiffs allege that the prospectuses for the named AllianceBernstein mutual funds were false and misleading because they: (i) failed to disclose the existence of these late trading and market timing agreements; and (ii) represented that fund shareholders would be safeguarded against the effects of such agreements. Plaintiffs seek unspecified damages, the rescission of plaintiffs' contracts with Alliance Capital, and recovery of any fees paid in connection therewith. Alliance Capital is evaluating the claims in the Hindo Complaint and intends to vigorously defend against them. At the present time, management of Alliance Capital is unable to estimate the impact, if any, that the outcome of this action may have on the Fund or on Alliance Capital's results of operations or financial condition. On October 8, 2003, a similar complaint was filed in federal district court in the Eastern District of New


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN TECHNOLOGY FUND o 23

York in which certain AllianceBernstein mutual funds are named as nominal defendants. Alliance Capital understands that additional lawsuits that are similar to these lawsuits have been filed, and believes that others may be filed, against Alliance Capital defendants, the Funds and related parties.

--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN TECHNOLOGY FUND

Financial Highlights
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                      ------------------------------------------------------------------------------------------
                                                                                 Class A
                                      ------------------------------------------------------------------------------------------
                                      December 1,
                                          2002 to                               Year Ended November 30,
                                         July 31,       ------------------------------------------------------------------------
                                          2003(a)             2002           2001           2000           1999             1998
                                      ------------------------------------------------------------------------------------------
Net asset value,
   beginning of period .............  $     43.48       $    67.05    $     95.32    $    111.46    $     68.60      $     54.44
                                      ------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(b) .............         (.54)            (.87)          (.82)         (1.35)          (.99)            (.68)
Net realized and unrealized gain
   (loss) on investment and foreign
   currency transactions ...........         4.50           (22.70)        (21.17)        (10.75)         49.02            15.42
                                      ------------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations .....         3.96           (23.57)        (21.99)        (12.10)         48.03            14.74
                                      ------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized gain
   on investment transactions ......           -0-              -0-         (5.86)         (4.04)         (5.17)            (.58)
Distributions in excess of net
   realized gain on investment
   transactions ....................           -0-              -0-          (.42)            -0-            -0-              -0-
                                      ------------------------------------------------------------------------------------------
Total distributions ................           -0-              -0-         (6.28)         (4.04)         (5.17)            (.58)
                                      ------------------------------------------------------------------------------------------
Net asset value, end of period .....  $     47.44       $    43.48    $     67.05    $     95.32    $    111.46      $     68.60
                                      ==========================================================================================
Total Return
Total investment return based on
   net asset value(c) ..............         9.11%          (35.15)%       (24.90)%       (11.48)%        74.67%           27.36%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) .................  $ 1,186,488       $1,096,744    $ 1,926,473    $ 2,650,904    $ 2,167,060      $   824,636
Ratio to average net assets of:
   Expenses ........................         2.24%(d)         1.85%          1.58%          1.50%          1.68%(e)         1.66%(e)
   Net investment loss .............        (1.95)%(d)       (1.64)%        (1.08)%         (.98)%        (1.11)%          (1.13)%
Portfolio turnover rate ............          127%             117%            55%            46%            54%              67%

See footnote summary on page 28.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN TECHNOLOGY FUND o 25

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                      -------------------------------------------------------------------------------------------
                                                                                Class B
                                      ------------------------------------------------------------------------------------------
                                      December 1,
                                          2002 to                                 Year Ended November 30,
                                         July 31,       ------------------------------------------------------------------------
                                          2003(a)              2002          2001           2000           1999             1998
                                      ------------------------------------------------------------------------------------------
Net asset value,
   beginning of period .............  $     40.06       $     62.27    $    89.59    $    105.73    $     65.75      $     52.58
                                      ------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(b) .............         (.69)            (1.16)        (1.28)         (2.17)         (1.54)           (1.08)
Net realized and unrealized gain
   (loss) on investment and foreign
   currency transactions ...........         4.12            (21.05)       (19.76)         (9.93)         46.69            14.83
                                      ------------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations .....         3.43            (22.21)       (21.04)        (12.10)         45.15            13.75
                                      ------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized gain
   on investment transactions ......           -0-               -0-        (5.86)         (4.04)         (5.17)            (.58)
Distributions in excess of net
   realized gain on investment
   transactions ....................           -0-               -0-         (.42)            -0-            -0-              -0-
                                      ------------------------------------------------------------------------------------------
Total distributions ................           -0-               -0-        (6.28)         (4.04)         (5.17)            (.58)
                                      ------------------------------------------------------------------------------------------
Net asset value, end of period .....  $     43.49       $     40.06    $    62.27    $     89.59    $    105.73      $     65.75
                                      ==========================================================================================
Total Return
Total investment return based on
   net asset value(c) ..............         8.56%           (35.67)%      (25.46)%       (12.12)%        73.44%           26.44%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) .................  $ 1,453,453       $ 1,539,144    $3,092,947    $ 4,701,567    $ 3,922,584      $ 1,490,578
Ratio to average net assets of:
   Expenses ........................         3.02%(d)          2.58%         2.31%          2.20%          2.39%(e)         2.39%(e)
   Net investment loss .............        (2.73)%(d)        (2.37)%       (1.80)%        (1.68)%        (1.83)%          (1.86)%
Portfolio turnover rate ............          127%              117%           55%            46%            54%              67%

See footnote summary on page 28.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN TECHNOLOGY FUND

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                      ------------------------------------------------------------------------------------------
                                                                                 Class C
                                      ------------------------------------------------------------------------------------------
                                      December 1,
                                          2002 to                                  Year Ended November 30,
                                         July 31,       ------------------------------------------------------------------------
                                          2003(a)              2002           2001           2000           1999            1998
                                      ------------------------------------------------------------------------------------------
Net asset value,
   beginning of period .............  $     40.07       $     62.25    $     89.55    $    105.69    $     65.74       $   52.57
                                      ------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(b) .............         (.68)            (1.15)         (1.28)         (2.19)         (1.57)          (1.08)
Net realized and unrealized gain
   (loss) on investment and foreign
   currency transactions ...........         4.11            (21.03)        (19.74)         (9.91)         46.69           14.83
                                      ------------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations .....         3.43            (22.18)        (21.02)        (12.10)         45.12           13.75
                                      ------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized gain
   on investment transactions ......           -0-               -0-         (5.86)         (4.04)         (5.17)           (.58)
Distributions in excess of net
   realized gain on investment
   transactions ....................           -0-               -0-          (.42)            -0-            -0-             -0-
                                      ------------------------------------------------------------------------------------------
Total distributions ................           -0-               -0-         (6.28)         (4.04)         (5.17)           (.58)
                                      ------------------------------------------------------------------------------------------
Net asset value, end of period .....  $     43.50       $     40.07    $     62.25    $     89.55    $    105.69       $   65.74
                                      ==========================================================================================
Total Return
Total investment return based on
   net asset value(c) ..............         8.56%           (35.63)%       (25.45)%       (12.13)%        73.40%          26.44%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) .................  $   396,472       $   410,649    $   835,406    $ 1,252,765    $   907,707       $ 271,320
Ratio to average net assets of:
   Expenses ........................         3.01%(d)          2.55%          2.30%          2.21%          2.41%(e)        2.40%(e)
   Net investment loss .............        (2.72)%(d)        (2.34)%        (1.80)%        (1.69)%        (1.85)%         (1.87)%
Portfolio turnover rate ............          127%              117%            55%            46%            54%             67%

See footnote summary on page 28.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN TECHNOLOGY FUND o 27

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                      ------------------------------------------------------------------------------------------
                                                                              Advisor Class
                                      ------------------------------------------------------------------------------------------
                                      December 1,
                                          2002 to                                  Year Ended November 30,
                                         July 31,       ------------------------------------------------------------------------
                                          2003(a)              2002           2001           2000           1999            1998
                                      ------------------------------------------------------------------------------------------

Net asset value,
   beginning of period .............  $     44.36       $     68.21    $     96.60    $    112.59    $     69.04       $   54.63
                                      ------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(b) .............         (.46)             (.72)          (.60)          (.91)          (.68)           (.50)
Net realized and unrealized gain
   (loss) on investment and foreign
   currency transactions ...........         4.60            (23.13)        (21.51)        (11.04)         49.40           15.49
                                      ------------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations .....         4.14            (23.85)        (22.11)        (11.95)         48.72           14.99
                                      ------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized gain
   on investment transactions ......           -0-               -0-         (5.89)         (4.04)         (5.17)           (.58)
Distributions in excess of net
   realized gain on investment
   transactions ....................           -0-               -0-          (.39)            -0-            -0-             -0-
                                      ------------------------------------------------------------------------------------------
Total distributions ................           -0-               -0-         (6.28)         (4.04)         (5.17)           (.58)
                                      ------------------------------------------------------------------------------------------
Net asset value, end of period .....  $     48.50       $     44.36    $     68.21    $     96.60    $    112.59       $   69.04
                                      ==========================================================================================
Total Return
Total investment return based on
   net asset value(c) ..............         9.33%           (34.96)%       (24.68)%       (11.22)%        75.22%          27.73%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) .................  $    93,511       $    83,018    $   231,167    $   288,889    $   330,404       $ 230,295
Ratio to average net assets of:
   Expenses ........................         1.94%(d)          1.49%          1.27%          1.19%          1.35%(e)        1.37%(e)
   Net investment loss .............        (1.65)%(d)        (1.29)%         (.78)%         (.66)%         (.78)%          (.84)%
Portfolio turnover rate ............          127%              117%            55%            46%            54%             67%

(a)   The Fund changed its fiscal year end from November 30 to July 31.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e) Ratio reflects expenses grossed up for the expenses offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                                    Year Ended
                                   November 30,
                               --------------------
                                 1999       1998
                               --------------------
         Class A ........        1.66%      1.65%
         Class B ........        2.38%      2.38%
         Class C ........        2.40%      2.38%
         Advisor Class ..        1.34%      1.36%


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN TECHNOLOGY FUND

                               Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of AllianceBernstein Technology Fund, Inc.

We have audited the accompanying statement of assets and liabilities of AllianceBernstein Technology Fund, Inc., formerly Alliance Technology Fund, Inc., (the "Fund"), including the portfolio of investments, as of July 31, 2003, and the related statement of operations for the period from December 1, 2002 to July 31, 2003 and for the year ended November 30, 2002, the statement of changes in net assets for the period from December 1, 2002 to July 31, 2003 and for each of the two years in the period ended November 30, 2002, and the financial highlights for the period from December 1, 2002 to July 31, 2003 and for each of the five years in the period ended November 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AllianceBernstein Technology Fund, Inc. at July 31, 2003, the results of its operations for the period from December 1, 2002 to July 31, 2003 and for the year ended November 30, 2002, the changes in its net assets for the period from December 1, 2002 to July 31, 2003 and for each of the two years in the period ended November 30, 2002, and the financial highlights for the period from December 1, 2002 to July 31, 2003 and for each of the five years in the period ended November 30, 2002, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
September 12, 2003, except for Note I, as to which the date is October 9, 2003

--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN TECHNOLOGY FUND o 29

Board of Directors
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Robert C. Alexander(1)
David H. Dievler(1)
William H. Foulk, Jr.(1)
D. James Guzy(1)
Marshall C. Turner, Jr.(1)

OFFICERS

Janet A. Walsh, Senior Vice President
Thomas J. Bardong, Vice President
Andrew J. Frank, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Distributor

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN TECHNOLOGY FUND

                                                          Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                            PORTFOLIOS
                                                                              IN FUND           OTHER
NAME, AGE OF DIRECTOR,                             PRINCIPAL                  COMPLEX       DIRECTORSHIPS
      ADDRESS                                    OCCUPATION(S)              OVERSEEN BY        HELD BY
 (YEARS OF SERVICE*)                          DURING PAST 5 YEARS             DIRECTOR         DIRECTOR
------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR

John D. Carifa,**, 58                 President, Chief Operating Officer        116              None
1345 Avenue                           and a Director of Alliance Capital
 of the Americas                      Management Corporation
New York, NY 10105                    ("ACMC"), with which he has
(15)                                  been associated since prior
                                      to 1998.

DISINTERESTED DIRECTORS

Robert C. Alexander, #+, 61           President of Alexander &                    1              None
38 East 29th Street                   Associates, Inc. Management
New York, NY 10016                    Consultants, since prior to 1998.
(9)

David H. Dievler, #+, 73              Independent Consultant. Until             101              None
P.O. Box 167                          December 1994, he was Senior
Spring Lake,                          Vice President of ACMC
NJ 07762 (13)                         responsible for mutual fund
                                      administration. Prior to joining
                                      ACMC in 1984, he was Chief
                                      Financial Officer of Eberstadt
                                      Asset Management since 1968.
                                      Prior to that, he was a Senior
                                      Manager at Price Waterhouse
                                      & Co. Member of American
                                      Institute of Certified Public
                                      Accountants since 1953.

William H. Foulk, Jr., #+, 71         Investment Adviser and an                 113              None
2 Sound View Drive                    independent consultant. He
Suite 100                             was formerly Senior Manager
Greenwich, CT 06830 (11)              of Barrett Associates, Inc., a
                                      registered investment adviser,
                                      with which he had been
                                      associated since prior to 1998.
                                      Formerly Deputy Comptroller
                                      of the State of New York and,
                                      prior thereto, Chief Investment
                                      Officer of the New York Bank
                                      for Savings.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN TECHNOLOGY FUND o 31

Management of the Fund
--------------------------------------------------------------------------------

                                                                            PORTFOLIOS
                                                                              IN FUND              OTHER
NAME, AGE OF DIRECTOR,                             PRINCIPAL                  COMPLEX          DIRECTORSHIPS
      ADDRESS                                    OCCUPATION(S)              OVERSEEN BY           HELD BY
 (YEARS OF SERVICE*)                          DURING PAST 5 YEARS             DIRECTOR            DIRECTOR
-----------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)

D. James Guzy, #+, 67                  Chairman of the Board of PLX             1              Intel Corporation,
P.O. Box 128                           Technology (semi-conductors)                            Cirrus Logic
Glenbrook, NV 89413 (21)               and of SRC Computers, Inc.                              Corporation,
                                       with which he has been                                  Novellus
                                       associated prior to 1998. He                            Corporation,
                                       is also President of the Arbor                          Micro Component
                                       Company (private family                                 Technology
                                       investments). He is a Director of                       and the Davis
                                       Intel Corporation (semi-conductors),                    Selected
                                       Cirrus Logic Corporation (semi-                         Advisers Group
                                       conductors), Novellus Corporation                       of Mutual
                                       (semi-conductor equipment),                             Funds.
                                       Micro Component Technology
                                       (semi-conductor equipment),
                                       the Davis Selected Advisers
                                       Group of Mutual Funds (registered
                                       investment companies) and Logic
                                       Vision.

Marshall C. Turner, Jr, #+, 61         Principal of Turner Venture              1              Du Pont
220 Montgomery Street                  Associates (venture capital                             Photomasks, Inc
Penthouse 10                           and consulting) since prior to
San Francisco,                         1998. He is a director of DuPont
CA 94104 (11)                          Photomasks, Inc. (semi-conductor
                                       manufacturing services);
                                       the George Lucas Educational
                                       Foundation; and is Chairman
                                       of the Board of the Smithsonian's
                                       National Museum of Natural History.

*     There is no stated term of office for the Fund's Directors.

** Mr. Carifa is an "interested person" as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.

#     Member of the Audit Committee.

+     Member of the Nominating Committee.


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN TECHNOLOGY FUND

                                                          Management of the Fund
--------------------------------------------------------------------------------

Officers of The Fund

Certain information concerning the Fund's Officers is listed below.

    NAME,                                POSITION(S)                   PRINCIPAL OCCUPATION
ADDRESS* AND AGE                       HELD WITH FUND                   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------
John D. Carifa, 58                  Chairman and President      See biography above.

Janet A. Walsh, 41                  Senior Vice President       Senior Vice President of Alliance Capital
                                                                Management Corporation ("ACMC")**,
                                                                with which she has been associated
                                                                since prior to 1998.

Thomas J. Bardong, 58               Vice President              Senior Vice President of ACMC**, with
                                                                which he has been associated since
                                                                prior to 1998.

Andrew J. Frank, 32                 Vice President              Vice President of ACMC**, with which
                                                                he has been associated since prior to
                                                                1998.

Edmund P. Bergan, Jr., 53           Secretary                   Senior Vice President and the
                                                                General Counsel of AllianceBernstein
                                                                Investment Research and Management
                                                                ("ABIRM")**, and Alliance Global
                                                                Investor Services Inc. ("AGIS")**, with
                                                                which he has been associated since
                                                                prior to 1998.

Mark D. Gersten, 52                 Treasurer and Chief
                                    Financial Officer           Senior Vice President of AGIS**, and
                                                                Vice President of ABIRM**, with which
                                                                he has been associated since prior to
                                                                1998.

Vincent S. Noto, 38                 Controller                  Vice President of AGIS**, with which
                                                                he has been associated since prior to
                                                                1998.

* The address for each of the Fund's officers, unless otherwise indicated, is 1345 Avenue of the Americas, New York, NY 10105.

** ACMC, ABIRM and AGIS are affiliates of the Fund. The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN TECHNOLOGY FUND o 33

AllianceBernstein Family of Funds
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy
Wealth Appreciation
Wealth Preservation
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation
Tax-Managed Wealth Preservation

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Select Investor Series Biotechnology Portfolio
Select Investor Series Premier Portfolio
Select Investor Series Technology Portfolio
Technology Fund

U.S. Value Funds

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Growth Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Global & International Value Funds

Global Value Fund
International Value Fund

Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

Intermediate California
Intermediate Diversified
Intermediate New York
Arizona
California
Insured California
Insured National
Florida
Massachusetts
Michigan
Minnesota
National
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN TECHNOLOGY FUND

ALLIANCEBERNSTEIN TECHNOLOGY FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] AllianceBernstein(SM)
       Investment Research and Management

(SM)This service mark used under license from the owner, Alliance Capital Management L.P.

TECAR0703


ITEM 2.  CODE OF ETHICS.


(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


The registrant's Board of Directors has determined that independent directors Messrs. David H. Dievler, William H. Foulk, D. James Guzy and Marshall C. Turner qualify as audit committee financial experts.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    Exhibit No.       DESCRIPTION OF EXHIBIT


    10 (a) (1)        Code of ethics that is subject to the disclosure of Item 2 hereof

    10 (b) (1)        Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

    10 (b) (2)        Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

    10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Technology Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date:  October 9, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date:  October 9, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  October 9, 2003